GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

NOTE 6 – GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill

The Company conducted its annual impairment assessment at the end of the third quarter of 2021 which has been described in Note 2o, and concluded that the goodwill was not impaired. No triggering events have occurred since the annual impairment assessment that would change the Company’s assessment.

The following table presents goodwill balance and adjustments to those balances during the year ended December 31, 2021:

			Foreign
			Currency
	December 31,	Goodwill	Translation	December 31,
	2020	Acquired	Adjustments	2021
Total goodwill	$22,541	—	(1,414)	$21,127

Intangible assets, net

Composition of intangible assets, grouped by major classifications, is as follows:

	December 31,
	2021	2020
Internal use software	$55,164	$40,663
Developed technology	15,259	16,178
Intangible assets	70,423	56,841
Accumulated amortization	(32,894)	(22,426)
Intangible assets, net	$37,529	$34,415

Amortization expense for the years ended December 31, 2021, 2020 and 2019 were $10,826, $9,633 and $4,250, respectively. At December 31, 2021, 2020 and 2019, the Company evaluated the internal use software for impairment. The test involved comparing the internal use software's carrying value to its future net undiscounted cash flows that the Company expected would be generated by the internal use software. The Company also recognized an impairment of internal use software in the amount of $114 in 2021 and $615 in 2020, related to the abandonment of one project. There was no impairment of internal use software in 2019. The impairment is presented under Depreciation and amortization expenses.